Leases - Schedule of Lease Cost (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease expense	$ 154
Short-term lease expense	191
Lessee, Finance Lease, Description [Abstract]
Amortization of right-of-use assets	9,824
Interest on lease liabilities	2,102
Total financing lease expense	11,926
Total lease expense	$ 12,271